Cover Page	Aug. 06, 2025
Entity Information [Line Items]
Entity Central Index Key	0000032604
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	Emerson Electric Co.
Entity Incorporation, State or Country Code	MO
Entity File Number	1-278
Entity Tax Identification Number	43-0259330
Entity Address, Address Line One	8027 Forsyth Blvd
Entity Address, City or Town	St. Louis,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	553-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock of $0.50 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock of $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 1.250% Notes due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2025
Trading Symbol	EMR 25A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 2.000% Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2029
Trading Symbol	EMR 29
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 3.000% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2031
Trading Symbol	EMR 31A
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | 3.500% Notes due 2037
Entity Information [Line Items]
Title of 12(b) Security	3.500% Notes due 2037
Trading Symbol	EMR 37
Security Exchange Name	NYSE
NYSE TEXAS, INC [Member] | Common Stock of $0.50 par value per share [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock of $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	NYSE